INVESTMENTS - Valuation Allowance For Mortgage Loans (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for credit losses:
Mortgage loans on real estate, valuation allowances					$ 7	$ 8		$ 8
Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit losses	$ 8	$ 8	$ 6	$ 37		8		8	$ 6
Allowance for credit losses:
Beginning balance, January 1,	8	8	6	37
Charge-offs				(32)
Recoveries			(2)	(1)
Provision			4	2
Ending balance			8	6
Mortgage loans on real estate, valuation allowances						8		8	6
Agricultural Mortgage Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit losses	0	0	0	0		0		0	$ 0
Allowance for credit losses:
Beginning balance, January 1,	0	0	0
Ending balance			0	$ 0
Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit losses	8	8	8		7	$ 8	$ 8	$ 8
Allowance for credit losses:
Beginning balance, January 1,	8	8
Charge-offs	0	0
Recoveries	1	0
Provision	0	0
Ending balance	7	$ 8	$ 8
Mortgage loans on real estate, valuation allowances					7		$ 8
Agricultural Mortgage Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit losses	0				$ 0
Allowance for credit losses:
Ending balance	$ 0